Biological assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Point of harvest amount	$ 28,688	$ 19,497
Initial recognition and changes in fair value of biological assets	702	389
Amount attributable to price changes	1,258	407
Amount attributable to physical changes	$ (556)	$ (18)